Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Other Intangible Assets

Other intangible assets consisted of the following:

December 31, 2018	Gross Cost	Accumulated Amortization	Net Cost
Technologies & licences	705	(592)	113
Purchased & internally developed software	459	(404)	55
Construction in progress	44	—	44
Other intangible assets	69	(69)	—

Total	1,277	(1,065)	212

December 31, 2017	Gross Cost	Accumulated Amortization	Net Cost
Technologies & licences	668	(566)	102
Purchased & internally developed software	440	(383)	57
Construction in progress	50	—	50
Other intangible assets	70	(70)	—

Total	1,228	(1,019)	209

Estimated Amortization Expense of Existing Intangible Assets	The estimated amortization expense of the existing intangible assets for the following years is:

Year
2019	77
2020	60
2021	40
2022	23
2023	8
Thereafter	4

Total	212